Other Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2015
Payables and Accruals [Abstract]
Accounts Payable, Accrued Liabilities, and Other Liabilities Disclosure, Current [Text Block]
Note 11.	Other Accrued Expenses and Other Current Liabilities

	December 31,
	2014	2015
	(in thousands)

Accrued mask, mold fees and other expenses for RD	$8,911	9,217
Payable for purchases of equipment	2,359	2,950
Accrued software maintenance	1,930	1,750
Accrued payroll and related expenses	6,455	7,780
Accrued professional service fee	970	1,066
Sales received in advance	368	3,655
Accrued warranty costs	103	227
Accrued insurance, welfare expenses, etc.	5,896	9,385
	$26,992	36,030

The movement in accrued warranty costs for the years ended December 31, 2013, 2014 and 2015 is as follows:

	Balance at	Additions		Balance at
	beginning	charged to	Amounts	end of
Period	of year	expense	utilized	year
	(in thousands)

Year 2013	$197	364	(440)	121
Year 2014	$121	355	(373)	103
Year 2015	$103	1,121	(997)	227